Document and Entity Information	Jul. 31, 2026
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 31, 2026
Entity Registrant Name	OBSIDIAN THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-43430
Entity Tax Identification Number	42-1977778
Entity Address Address Line 1	1030 Massachusetts Avenue
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02138
City Area Code	781
Local Phone Number	806-6245
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	OBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	Explanatory Note As previously disclosed in the Current Report on Form 8-K filed by Obsidian Therapeutics, Inc., with the Securities Exchange Commission (“SEC”) on August 3, 2026 (the “Original Filing”), on the Closing Date, Parent completed the previously announced Mergers pursuant to the Merger Agreement dated April 14, 2026, by and among Parent, Legacy Obsidian, Legacy Galera, Obsidian Merger Sub and Galera Merger Sub. This Current Report on Form 8-K/A (this “Amendment No. 1”) has been filed to amend and supplement the Original Filing and provide the financial statements described in Item 9.01 below, which were not previously filed with the Original Filing, and which are permitted to be filed by amendment no later than 71 calendar days after the date the Original Filing was required to be filed with the SEC. No other changes have been made to the Original Filing. This Amendment No. 1 should be read in conjunction with the Original Filing. Capitalized terms used herein that are not otherwise defined shall have the meanings set forth in the Original Filing. The pro forma financial information included as Exhibit 99.3 to this Amendment No. 1 has been presented for illustrative purposes only, as required by Form 8-K, and is not intended to, and does not purport to, represent what the combined company’s actual results or financial condition would have been if the Mergers had occurred on the relevant date, and is not intended to project the future results or financial condition that the combined company may achieve following the Mergers.
Entity Central Index Key	0002130606